UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08246

Exact name of registrant as specified in charter:
Delaware Investments® Global Dividend and Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

Semiannual Report	Delaware Investments® Global Dividend and Income Fund, Inc.

May 31, 2011

The figures in the semiannual report for Delaware Investments Global Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector and country allocations	1

Statement of net assets	3

Statement of operations	12

Statements of changes in net assets	13

Statement of cash flows	14

Financial highlights	15

Notes to financial statements	16

Other Fund information	23

About the organization	26

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Security type/sector and country allocations

Delaware Investments® Global Dividend and Income Fund, Inc.
As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	70.88%
Consumer Discretionary	6.53%
Consumer Staples	7.51%
Diversified REITs	0.37%
Energy	5.39%
Financials	8.00%
Healthcare	8.77%
Healthcare REITs	1.01%
Hotel REITs	0.52%
Industrial REITs	0.84%
Industrials	10.01%
Information Technology	6.35%
Mall REITs	1.10%
Materials	3.39%
Mixed REIT	0.31%
Mortgage REIT	0.05%
Multifamily REITs	0.60%
Office REITs	0.83%
Real Estate Management & Development	0.36%
Self-Storage REITs	0.41%
Shopping Center REITs	0.71%
Single Tenant REITs	0.08%
Specialty REITs	0.80%
Telecommunications	4.50%
Utilities	2.44%
Convertible Preferred Stock	2.67%
Convertible Bonds	8.91%
Aerospace & Defense	0.42%
Auto Parts & Equipment	0.29%
Banking, Finance & Insurance	0.36%
Basic Materials	0.56%
Cable, Media & Publishing	0.17%
Computers & Technology	1.84%
Energy	0.14%
Healthcare & Pharmaceuticals	1.02%
Leisure, Lodging & Entertainment	0.64%
Machinery	0.11%
Real Estate	0.78%
Retail	0.17%
Telecommunications	2.41%
Corporate Bonds	21.45%
Banking	0.60%
Basic Industry	2.01%
Brokerage	0.21%
Capital Goods	1.86%
Consumer Cyclical	2.40%
Consumer Non-Cyclical	1.85%
Energy	2.89%
Finance & Investments	1.17%
Media	1.39%
Services Cyclical	1.89%
Services Non-cyclical	0.81%
Technology	1.08%
Telecommunications	2.63%
Utilities	0.66%
Regional Bonds	2.56%
Senior Secured Loans	0.61%
Sovereign Bonds	12.76%
Belgium	0.89%
Canada	1.28%
Germany	5.84%
Italy	0.21%
Mexico	0.64%
New Zealand	0.41%
Norway	1.54%
Poland	0.33%
Sweden	1.12%
United Kingdom	0.50%
Limited Partnership	0.10%
Preferred Stock	0.68%
Warrant	0.00%
Short-Term Investments	4.57%
Securities Lending Collateral	13.99%
Total Value of Securities	139.18%
Obligation to Return Securities Lending Collateral	(14.18%)
Borrowing Under Line of Credit	(27.60%)
Receivables and Other Assets Net of Other Liabilities	2.60%
Total Net Assets	100.00%

(continues)        1

Security type/sector and country allocations

Delaware Investments® Global Dividend and Income Fund, Inc.

Percentage
Country	of Net Assets
Australia	3.23%
Belgium	0.89%
Bermuda	0.47%
Brazil	0.64%
Canada	4.67%
Cayman Islands	0.22%
China	0.83%
France	7.78%
Germany	8.07%
Hong Kong	1.26%
Ireland	0.17%
Israel	0.76%
Italy	2.40%
Japan	3.23%
Jersey	0.13%
Luxembourg	0.88%
Mexico	0.80%
Netherlands	0.73%
New Zealand	0.41%
Norway	1.54%
Panama	0.12%
Poland	0.33%
Republic of Korea	0.49%
Russia	0.51%
Singapore	0.85%
Spain	1.38%
Sweden	2.74%
Switzerland	1.64%
Taiwan	1.07%
United Kingdom	4.34%
United States	68.04%
Total	120.62%*#

*The percentage of net assets exceeds 100% because the Fund utilizes a line of credit with the Bank of New York Mellon, as described in Note 7 in “Notes to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

#This number does not include Securities Lending Collateral and Short-Term Investments.

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.
May 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 70.88%❖
Consumer Discretionary – 6.53%
=∏†Avado Brands		272	$0
	Bayerische Motoren Werke	2,406	213,452
	Comcast Class A	13,200	333,168
†	DIRECTV Class A	350	17,591
*	Don Quijote	3,800	132,824
	Hyundai Department Store	910	155,066
	Lowe’s	11,500	277,610
*	PPR	876	152,865
*	Publicis Groupe	2,738	150,854
	Sumitomo Rubber Industries	3,352	38,835
*	Techtronic Industries	137,500	168,482
	Toyota Motor	8,521	356,063
	Vivendi	10,432	292,160
	Yue Yuen Industrial Holdings	71,500	248,652
			2,537,622
Consumer Staples – 7.51%
	Archer-Daniels-Midland	9,300	301,413
*	Aryzta	5,966	331,917
	Coca-Cola Amatil	10,633	133,756
	CVS Caremark	8,600	332,734
	Greggs	24,962	216,338
	Kimberly-Clark	5,200	355,160
	Kraft Foods Class A	10,100	353,197
	Metro	3,513	234,698
	Parmalat	90,813	336,846
	Safeway	13,100	323,570
			2,919,629
Diversified REITs – 0.37%
*	DuPont Fabros Technology	2,500	65,349
*	Entertainment Properties Trust	500	24,290
	Lexington Reality Trust	4,100	38,704
	Vastned Offices	100	1,786
	Vornado Realty Trust	128	12,593
			142,722
Energy – 5.39%
	Chevron	3,100	325,221
	CNOOC	106,000	266,152
	ConocoPhillips	4,100	300,202
	Marathon Oil	6,400	346,688
	Petroleo Brasiliero ADR	7,900	246,954
*	Total	4,870	281,235
	Williams	10,400	326,456
			2,092,908
Financials – 8.00%
	Allstate	10,500	329,490
*	AXA	14,896	319,364
	Banco Santander	15,745	187,611
	Bank of New York Mellon	11,800	331,698
*	Fifth Street Finance	2,700	33,291
	Marsh & McLennan	11,300	346,571
	Mitsubishi UFJ Financial Group	50,639	233,463
	Nordea Bank FDR	23,356	273,569
	Solar Capital	8,100	200,475
	Standard Chartered	9,744	261,596
	Travelers	5,600	347,648
	UniCredit	106,746	243,485
			3,108,261
Healthcare – 8.77%
†*	Alliance HealthCare Services	1,923	8,327
	Baxter International	6,300	374,975
	Cardinal Health	7,300	331,566
	Johnson & Johnson	5,200	349,908
*	Meda Class A	31,837	355,430
	Merck	9,700	356,475
	Novartis	4,717	304,274
	Pfizer	18,616	399,312
	Quest Diagnostics	5,900	344,678
*	Sanofi	3,637	288,366
	Teva Pharmaceutical Industries ADR	5,800	295,220
			3,408,531
Healthcare REITs – 1.01%
	Cogdell Spencer	3,100	18,600
	HCP	1,100	41,734
	Health Care REIT	1,875	99,731
	LTC Properties	700	20,664
	Nationwide Health Properties	1,800	78,840
	Omega Healthcare Investors	1,600	34,064
	Ventas	1,725	97,290
			390,923
Hotel REITs – 0.52%
	Ashford Hospitality Trust	2,300	32,821
	DiamondRock Hospitality	2,600	29,900
	LaSalle Hotel Properties	1,200	33,576
	Summit Hotel Properties	9,300	104,718
			201,015
Industrial REITs – 0.84%
†	AMB Property	385	14,241
	BWP Trust	60,000	113,611
†	First Industrial Realty Trust	6,800	85,544
†	STAG Industrial	8,800	111,760
			325,156
Industrials – 10.01%
*	Alstom	4,824	299,594
	Asahi Glass	15,000	177,235
	Compagnie de Saint-Gobain	4,422	293,389
†	Delta Air Lines	5	50
	Deutsche Post	19,839	374,352
	Finmeccanica	21,755	271,495
†	Flextronics International	1,000	7,240
	ITOCHU	28,804	297,982
	Koninklijke Philips Electronics	8,270	230,269
†*	Mobile Mini	363	8,168
*	Northrop Grumman	5,400	352,566
†=∏	PT Holdings	100	1
	Raytheon	6,900	347,622
	Singapore Airlines	23,550	270,479

(continues)       3

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
	Teleperformance	10,091	$345,577
*	Vallourec	2,386	299,771
	Waste Management	8,100	314,928
			3,890,718
Information Technology – 6.35%
†	CGI Group Class A	27,826	641,421
	HTC	9,700	414,495
	Intel	15,200	342,152
	International Business Machines	2,000	337,860
†	Motorola Solutions	7,000	335,090
†*	Sohu.com	700	56,441
	Xerox	33,300	339,993
			2,467,452
Mall REITs – 1.10%
	General Growth Properties	1,755	28,922
	Macerich	389	21,150
*	Pennsylvania Real Estate
	Investment Trust	9,500	163,020
	Simon Property Group	1,813	214,043
			427,135
Materials – 3.39%
	ArcelorMittal	4,108	137,519
	duPont (E.I.) deNemours	6,100	325,129
	Lafarge	4,023	278,585
	Rexam	48,968	323,212
	Rio Tinto	3,629	252,862
			1,317,307
Mixed REIT – 0.31%
*	Digital Realty Trust	1,900	118,503
			118,503
Mortgage REIT – 0.05%
	Chimera Investment	4,900	19,159
			19,159
Multifamily REITs – 0.60%
	Apartment Investment & Management	1,732	46,296
*	Associated Estates Realty	1,300	21,918
	BRE Properties	1,000	51,020
	Camden Property Trust	640	41,139
	Equity Residential	1,200	74,197
			234,570
Office REITs – 0.83%
@	Alstria Office REIT	2,800	43,872
	Boston Properties	100	10,835
	Brandywine Realty Trust	2,300	29,348
	Commonwealth Property Office Fund	105,000	102,676
	Government Properties Income Trust	900	23,832
	Mack-Cali Realty	3,200	113,151
			323,714
Real Estate Management & Development – 0.36%
*	First Capital Realty	2,922	50,652
	Mitsubishi Estate	1,000	17,863
	Starwood Property Trust	3,200	69,568
			138,083
Self-Storage REITs – 0.41%
	Extra Space Storage	1,100	23,936
	Public Storage	1,150	136,091
			160,027
Shopping Center REITs – 0.71%
	CFS Retail Property Trust	55,000	110,212
*	Equity One	1,500	29,415
*	Federal Realty Investment Trust	100	8,760
*	Kimco Realty	4,700	91,697
	Ramco-Gershenson Properties Trust	1,400	18,396
*	Weingarten Realty Investors	700	18,634
			277,114
Single Tenant REITs – 0.08%
*	National Retail Properties	1,200	30,936
			30,936
Specialty REITs – 0.80%
*	Champion REIT	125,000	71,411
	Liberty Property Trust	600	21,636
	Mapletree Logistics Trust	70,000	51,933
*	Plum Creek Timber	1,520	61,590
*	Potlatch	1,730	62,280
	PS Business Parks	400	22,996
	Rayonier	300	19,917
			311,763
Telecommunications – 4.50%
	AT&T	10,700	337,692
=†	Century Communications	125,000	0
*	France Telecom ADR	900	20,619
*	Frontier Communications	15,000	132,750
†	GeoEye	100	3,317
	Mobile TeleSystems ADR	9,900	200,673
†	NII Holdings	6,500	283,790
	Telefonica	11,343	275,784
	Verizon Communications	9,100	336,063
	Vodafone Group	56,167	156,168
			1,746,856
Utilities – 2.44%
	American Water Works	800	24,008
=†	Calpine	70,000	0
	Edison International	8,700	342,432
†	GenOn Energy	150	600
	National Grid	27,299	281,825
	Progress Energy	6,300	300,006
			948,871
Total Common Stock (cost $23,525,324)			27,538,975

Convertible Preferred Stock – 2.67%
Auto Parts & Equipment – 0.10%
†	Goodyear Tire & Rubber
	5.875% exercise price
	$18.21 expiration date 4/1/14	650	38,309
			38,309

		Number of		Value
		Shares		(U.S. $)
	Convertible Preferred Stock (continued)
	Banking, Finance & Insurance – 1.03%
	Aspen Insurance Holdings
	5.625% exercise price
	$29.28, expiration date 12/31/49		3,400	$182,962
	Bank of America 7.25% exercise price
	$50.00, expiration date 12/31/49		71	74,213
	Citigroup 7.50% exercise price
	$39.38 expiration date 12/15/12		590	71,095
	MetLife 5.00% exercise price
	$44.27 expiration date 9/11/13		880	72,785
				401,055
	Computers & Technology – 0.04%
	Unisys 6.25% exercise price
	$45.66 expiration date 3/1/14		200	16,425
				16,425
	Energy – 0.85%
*	Apache 6.00% exercise price
	$109.12, expiration date 8/1/13		600	39,918
#	Chesapeake Energy 144A
	5.75% exercise price
	$27.94, expiration date 12/31/49		72	95,490
	El Paso Energy Capital Trust I
	4.75% exercise price
	$41.59, expiration date 3/31/28		1,950	87,126
	SandRidge Energy 8.50% exercise price
	$8.01, expiration date 12/31/49		670	109,378
				331,912
	Healthcare Providers & Services – 0.34%
	HealthSouth 6.50% exercise price
	$30.50, expiration date 12/31/49		111	131,008
				131,008
	Telecommunications – 0.31%
	Lucent Technologies Capital Trust I
	7.75% exercise price $24.80,
	expiration date 3/15/17		120	118,800
				118,800
	Total Convertible Preferred Stock
	(cost $922,532)			1,037,509

		Principal
		Amount°
	Convertible Bonds – 8.91%
	Aerospace & Defense – 0.42%
	AAR
	1.75% exercise price $29.43,
	expiration date 2/1/26	USD	58,000	63,655
	#144A 1.75% exercise price
	$29.43, expiration date 2/1/26		90,000	98,775
				162,430
	Auto Parts & Equipment – 0.29%
	ArvinMeritor 4.00% exercise price
	$26.73, expiration date 2/15/27		115,000	112,413
				112,413
	Banking, Finance & Insurance – 0.36%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		51,000	53,550
*	Jefferies Group 3.875%
	exercise price $38.72,
	expiration date 11/1/29		86,000	87,290
				140,840
	Basic Materials – 0.56%
#	Owens-Brockway Glass Container
	144A 3.00% exercise price
	$47.47, expiration date 5/28/15		140,000	145,950
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		65,000	73,613
				219,563
	Cable, Media & Publishing – 0.17%
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		49,000	67,130
				67,130
	Computers & Technology – 1.84%
	Advanced Micro Devices
	6.00% exercise price
	$28.08, expiration date 5/1/15		92,000	96,025
	#144A 6.00% exercise price
	$28.08, expiration date 5/1/15		31,000	32,356
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		165,000	165,825
	Intel 3.25% exercise price $22.68,
	expiration date 8/1/39		51,000	63,495
	Linear Technology 3.00%
	exercise price $44.11,
	expiration date 5/1/27		175,000	189,656
	Rovi 2.625% exercise price $47.36,
	expiration date 2/15/40		57,000	78,589
*	SanDisk 1.50% exercise price
	$52.38 expiration date 8/15/17		77,000	88,358
				714,304
	Energy – 0.14%
	Peabody Energy 4.75%
	exercise price $58.31,
	expiration date 12/15/41		43,000	54,395
				54,395
	Healthcare & Pharmaceuticals – 1.02%
	Alere 3.00% exercise price
	$43.98, expiration date 5/15/16		85,000	98,706
	Dendreon 2.875% exercise price
	$51.24, expiration date 1/15/16		57,000	64,980
Φ	Hologic 2.00% exercise price
	$38.59, expiration date 12/15/37		105,000	103,031
	Medtronic 1.625% exercise price
	$54.00, expiration date 4/15/13		66,000	68,475
	Mylan 3.75% exercise price
	$13.32, expiration date 9/10/15		33,000	62,659
				397,851

(continues)       5

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Leisure, Lodging & Entertainment – 0.64%
#	Gaylord Entertainment 144A
	3.75% exercise price $27.25,
	expiration date 10/1/14	USD	65,000	$87,831
	Live Nation Entertainment
	2.875% exercise price $27.14,
	expiration date 7/15/27		169,000	158,859
				246,690
Machinery – 0.11%
#	Altra 144A 2.75% exercise price
	$27.70, expiration date 2/27/31		38,000	44,128
				44,128
Real Estate – 0.78%
#	Digital Realty Trust 144A
	5.50% exercise price $42.49,
	expiration date 4/15/29		40,000	60,725
	Health Care REIT
	3.00% exercise price $51.08,
	expiration date 12/1/29		99,000	112,365
#	Lexington Realty Trust 144A
	6.00% exercise price $7.09,
	expiration date 1/15/30		53,000	74,995
	National Retail Properties
	5.125% exercise price $25.40,
	expiration date 6/15/28		48,000	55,140
				303,225
Retail – 0.17%
	Pantry 3.00% exercise price $50.10,
	expiration date 11/15/12		65,000	64,675
				64,675
Telecommunications – 2.41%
#	Alaska Communications System
	Group 144A 6.25% exercise price
	$10.28 expiration date 4/27/18		79,000	79,593
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		39,000	38,756
#	Ciena 144A 3.75% exercise price
	$20.17, expiration date 10/15/18		58,000	89,175
#	Clearwire Communications 144A
	8.25% exercise price $7.08,
	expiration date 12/1/40		54,000	54,405
	Equinix 4.75% exercise price
	$84.32, expiration date 6/15/16		42,000	59,903
#	InterDigital 144A 2.50% exercise price
	$57.65, expiration date 3/14/16		5,000	5,419
*	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/15/14		116,000	114,114
	Level 3 Communications
	6.50% exercise price $1.24,
	expiration date 10/1/16		50,000	100,938
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		155,000	155,774
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		86,000	124,162
	VeriSign 3.25% exercise price
	$34.37, expiration date 8/15/37		95,000	113,169
				935,408
Total Convertible Bonds
	(cost $3,051,204)			3,463,052

Corporate Bonds – 21.45%
Banking – 0.60%
	BAC Capital Trust VI 5.625% 3/8/35		75,000	69,442
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		45,000	45,000
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		55,000	49,775
•	SunTrust Capital VIII 6.10% 12/15/36		70,000	69,522
				233,739
Basic Industry – 2.01%
*	AK Steel 7.625% 5/15/20		60,000	62,700
#	Algoma Acquisition 144A
	9.875% 6/15/15		55,000	51,563
#	Appleton Papers 144A
	10.50% 6/15/15		35,000	37,275
#	FMG Resources August 2006 144A
	6.875% 2/1/18		25,000	26,250
	7.00% 11/1/15		30,000	31,350
	Georgia-Pacific 8.00% 1/15/24		40,000	48,400
#	Headwaters 144A 7.625% 4/1/19		45,000	44,100
*	Hexion US Finance 9.00% 11/15/20		35,000	37,800
	International Coal Group
	9.125% 4/1/18		60,000	73,199
#	James River Escrow 144A
	7.875% 4/1/19		40,000	41,000
#	JMC Steel Group 144A
	8.25% 3/15/18		45,000	46,688
#	Longview Fiber Paper & Packaging
	144A 8.00% 6/1/16		45,000	45,900
#	MacDermid 144A 9.50% 4/15/17		43,000	46,118
#	Millar Western Forest Products
	144A 8.50% 4/1/21		40,000	38,400
#	Momentive Performance Materials
	144A 9.00% 1/15/21		70,000	75,074
=@	Port Townsend 7.32% 8/27/12		29,312	13,337
	Ryerson
	•7.648% 11/1/14		25,000	25,469
	12.00% 11/1/15		35,000	37,888
				782,511
Brokerage – 0.21%
	E Trade Financial
	6.75% 6/1/16		15,000	15,075
	PIK 12.50% 11/30/17		56,000	67,620
				82,695

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods – 1.86%
	Anixter 10.00% 3/15/14	USD	15,000	$17,325
#	Associated Materials 144A
	9.125% 11/1/17		35,000	36,269
	Berry Plastics
	9.75% 1/15/21		40,000	40,250
	10.25% 3/1/16		30,000	30,300
#	Building Materials Corporation of
	America 144A 6.75% 5/1/21		44,000	44,440
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		70,000	72,012
#	DAE Aviation Holdings 144A
	11.25% 8/1/15		40,000	42,250
	Kratos Defense & Security Solutions
	10.00% 6/1/17		40,000	44,200
	Manitowoc 9.50% 2/15/18		40,000	44,500
#	Masonite International 144A
	8.25% 4/15/21		45,000	45,563
*	Mueller Water Products
	7.375% 6/1/17		45,000	45,338
#	Nortek 144A 8.50% 4/15/21		45,000	43,144
*	Ply Gem Industries 13.125% 7/15/14		45,000	49,274
#	Polypore International 144A
	7.50% 11/15/17		45,000	48,037
	Pregis 12.375% 10/15/13		43,000	42,893
*	RBS Global/Rexnord 11.75% 8/1/16		40,000	42,900
	TriMas 9.75% 12/15/17		30,000	33,488
				722,183
Consumer Cyclical – 2.40%
*	American Axle & Manufacturing
	7.875% 3/1/17		45,000	46,350
	ArvinMeritor 8.125% 9/15/15		35,000	36,925
	Beazer Homes USA
	9.125% 6/15/18		15,000	14,325
	#144A 9.125% 5/15/19		50,000	47,625
#	Brown Group 144A 7.125% 5/15/19		35,000	34,125
#	Burlington Coat Factory Warehouse
	144A 10.00% 2/15/19		70,000	70,524
*	CKE Restaurants 11.375% 7/15/18		40,000	44,000
*	Dana Holding 6.75% 2/15/21		35,000	35,175
	Dave & Buster’s 11.00% 6/1/18		50,000	54,750
#	DineEquity 144A 9.50% 10/30/18		40,000	44,000
#	Dunkin Finance 144A
	9.625% 12/1/18		40,000	40,550
	Express 8.75% 3/1/18		25,000	27,250
*	Ford Motor 7.45% 7/16/31		40,000	45,619
	Ford Motor Credit 12.00% 5/15/15		50,000	63,955
	Goodyear Tire & Rubber
	10.50% 5/15/16		6,000	6,825
	Interface 7.625% 12/1/18		30,000	32,250
#	International Automotive
	Components Group 144A
	9.125% 6/1/18		30,000	30,825
#	M/I Homes 144A 8.625% 11/15/18		65,000	64,106
#	Needle Merger Sub 144A
	8.125% 3/15/19		35,000	35,613
	Norcraft
	10.50% 12/15/15		30,000	31,575
	#144A 10.50% 12/15/15		20,000	21,050
#	Pinafore 144A 9.00% 10/1/18		45,000	49,613
#	Sealy Mattress 144A
	10.875% 4/15/16		10,000	11,275
	Standard Pacific 10.75% 9/15/16		15,000	17,400
	WMG Acquisition 9.50% 6/15/16		25,000	26,656
				932,361
Consumer Non-Cyclical – 1.85%
#	Accellent 144A 10.00% 11/1/17		25,000	24,875
#	AMGH Merger Sub 144A
	9.25% 11/1/18		40,000	43,150
#	Armored AutoGroup
	9.25% 11/1/18		45,000	45,844
#	Bumble Bee Acquisition 144A
	9.00% 12/15/17		30,000	30,975
	Cott Beverages 8.375% 11/15/17		25,000	26,875
*	Dean Foods 7.00% 6/1/16		45,000	45,338
#	Del Monte Foods 144A
	7.625% 2/15/19		45,000	46,153
#	DJO Finance 144A 9.75% 10/15/17		65,000	68,005
	Lantheus Medical Imaging
	9.75% 5/15/17		55,000	56,650
	LVB Acquisition 11.625% 10/15/17		45,000	50,738
#	NBTY 144A 9.00% 10/1/18		55,000	59,262
	PHH 9.25% 3/1/16		40,000	44,700
*	Pinnacle Foods Finance
	10.625% 4/1/17		40,000	43,100
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14		20,000	20,600
#	STHI Holding 144A 8.00% 3/15/18		40,000	41,400
	Tops Holdings 10.125% 10/15/15		20,000	21,475
#	Viskase 144A 9.875% 1/15/18		45,000	47,419
				716,559
Energy – 2.89%
	American Petroleum Tankers Parent
	10.25% 5/1/15		36,000	38,430
	AmeriGas Partners 7.125% 5/20/16		7,000	7,263
	Antero Resources Finance
	9.375% 12/1/17		30,000	32,850
	Aquilex Holdings 11.125% 12/15/16		40,000	39,600
#	Calumet Specialty Products
	Partners 144A 9.375% 5/1/19		45,000	47,503
#	Chaparral Energy 144A
	8.25% 9/1/21		55,000	57,200
	Chesapeake Energy
	6.625% 8/15/20		35,000	36,969
	6.875% 11/15/20		5,000	5,288
	Comstock Resources 7.75% 4/1/19		45,000	45,731
	Copano Energy 7.75% 6/1/18		30,000	31,575
	Crosstex Energy 8.875% 2/15/18		35,000	38,150
	El Paso
	6.875% 6/15/14		21,000	23,960
	7.00% 6/15/17		5,000	5,822

(continues)       7

Statement of net assets
Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11	USD	46,000	$46,526
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		55,000	58,574
*#	Hercules Offshore 144A
	10.50% 10/15/17		40,000	42,700
#	Hilcorp Energy I 144A
	8.00% 2/15/20		45,000	48,150
	Holly 9.875% 6/15/17		35,000	39,463
#	Inergy 144A 6.875% 8/1/21		25,000	25,781
#	Laredo Petroleum 144A
	9.50% 2/15/19		50,000	53,375
	Linn Energy
	8.625% 4/15/20		40,000	44,000
	#144A 6.50% 5/15/19		5,000	5,013
#	Murray Energy 144A
	10.25% 10/15/15		40,000	43,300
*#	NFR Energy 144A 9.75% 2/15/17		40,000	39,500
#	Oasis Petroleum 144A
	7.25% 2/1/19		35,000	35,350
	Offshore Group Investments
	11.50% 8/1/15		30,000	33,225
	#144A 11.50% 8/1/15		5,000	5,525
	PetroHawk Energy 7.25% 8/15/18		45,000	47,419
	Petroleum Development
	12.00% 2/15/18		40,000	45,200
	Pioneer Drilling 9.875% 3/15/18		20,000	21,775
*	Quicksilver Resources
	7.125% 4/1/16		31,000	30,690
	Sandridge Energy
	8.75% 1/15/20		10,000	10,925
	#144A 7.50% 3/15/21		35,000	36,269
				1,123,101
Finance & Investments – 1.17%
•	American International Group
	8.175% 5/15/58		55,000	60,913
	Cardtronics 8.25% 9/1/18		20,000	21,950
•	Genworth Financial 6.15% 11/15/66		27,000	20,993
#•	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		100,000	88,499
•	ING Groep 5.775% 12/29/49		55,000	51,425
#•	Liberty Mutual Group 144A
	7.00% 3/15/37		50,000	49,888
	Nuveen Investments
	10.50% 11/15/15		67,000	71,355
	#144A 10.50% 11/15/15		20,000	21,200
•	XL Group 6.50% 12/29/49		70,000	66,763
				452,986
Media – 1.39%
#	Affinion Group 144A
	7.875% 12/15/18		55,000	52,524
#	AMO Escrow 144A
	11.50% 12/15/17		20,000	21,750
	Cablevision Systems
	8.00% 4/15/20		20,000	22,050
*	CCO Holdings
	8.125% 4/30/20		55,000	59,743
	#144A 7.00% 1/15/19		5,000	5,119
#	Clear Channel Communications
	144A 9.00% 3/1/21		45,000	45,337
	Entravision Communications
	8.75% 8/1/17		25,000	26,688
*	GXS Worldwide 9.75% 6/15/15		45,000	46,012
#	InVentiv Health 144A
	10.00% 8/15/18		40,000	41,750
	MDC Partners
	11.00% 11/1/16		40,000	44,650
	#144A 11.00% 11/1/16		15,000	16,594
	Nexstar Mission Broadcasting
	8.875% 4/15/17		40,000	43,600
#	Sinclair Television Group 144A
	9.25% 11/1/17		30,000	33,675
	Videotron 9.125% 4/15/18		15,000	16,838
*	Visant 10.00% 10/1/17		25,000	26,563
#	XM Satellite Radio 144A
	7.625% 11/1/18		35,000	37,363
				540,256
Services Cyclical – 1.89%
	ARAMARK 8.50% 2/1/15		23,000	24,035
#	ARAMARK Holdings PIK 144A
	8.625% 5/1/16		45,000	46,238
*#	Delta Air Lines 144A
	12.25% 3/15/15		35,000	39,419
#	Equinox Holdings 144A
	9.50% 2/1/16		40,000	43,000
*	Harrah’s Operating
	10.00% 12/15/18		95,000	88,349
#	Icon Health & Fitness 144A
	11.875% 10/15/16		25,000	26,313
	Kansas City Southern de Mexico
	8.00% 2/1/18		40,000	44,500
*#	Marina District Finance 144A
	9.875% 8/15/18		20,000	21,000
	MGM MIRAGE 11.375% 3/1/18		115,000	132,824
@	Northwest Airlines 10.00% 2/1/11		15,000	113
*	Pinnacle Entertainment
	8.75% 5/15/20		45,000	48,713
#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		15,000	15,469
	RSC Equipment Rental Holdings III
	8.25% 2/1/21		25,000	25,938
	10.25% 11/15/19		20,000	22,750
#	Seven Seas Cruises 144A
	9.125% 5/15/19		45,000	46,463
#	Swift Services Holdings 144A
	10.00% 11/15/18		15,000	16,725
*#	Swift Transportation 144A
	12.50% 5/15/17		25,000	26,938
#	United Air Lines 144A
	12.00% 11/1/13		60,000	65,099
				733,886

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical – 0.81%
	Casella Waste Systems
	11.00% 7/15/14	USD	10,000	$11,350
	#144A 7.75% 2/15/19		45,000	45,788
	Community Health Systems
	8.875% 7/15/15		40,000	41,400
#	Darling International 144A
	8.50% 12/15/18		25,000	27,375
*#	HCA Holdings 144A 7.75% 5/15/21		40,000	42,050
	HealthSouth 7.75% 9/15/22		10,000	10,725
#	MultiPlan 144A 9.875% 9/1/18		50,000	54,249
*	Radiation Therapy Services
	9.875% 4/15/17		45,000	45,844
	Radnet Management
	10.375% 4/1/18		35,000	36,575
				315,356
Technology – 1.08%
*	Advanced Micro Devices
	7.75% 8/1/20		55,000	58,024
	Aspect Software 10.625% 5/15/17		40,000	43,400
*	First Data
	9.875% 9/24/15		55,000	57,062
	11.25% 3/31/16		45,000	45,338
#	iGate 144A 9.00% 5/1/16		40,000	41,300
#	International Wire Group 144A
	9.75% 4/15/15		35,000	36,925
	MagnaChip Semiconductor
	10.50% 4/15/18		30,000	34,013
#	MedAssets 144A 8.00% 11/15/18		20,000	20,725
#	Seagate HDD Cayman 144A
	7.75% 12/15/18		45,000	47,588
*	SunGard Data Systems
	10.25% 8/15/15		35,000	36,488
				420,863
Telecommunications – 2.63%
	Avaya
	9.75% 11/1/15		5,000	5,219
	#144A 7.00% 4/1/19		90,000	88,424
	PIK 10.125% 11/1/15		10,000	10,450
#	Buccaneer Merger Sub 144A
	9.125% 1/15/19		35,000	37,669
#	Clearwire Communications 144A
	12.00% 12/1/15		70,000	76,738
	*12.00% 12/1/17		55,000	60,156
*	Cricket Communications
	7.75% 10/15/20		45,000	44,663
#	EH Holding 144A 7.625% 6/15/21		35,000	35,963
#	Integra Telecom Holdings 144A
	10.75% 4/15/16		35,000	36,925
	Intelsat Bermuda
	11.25% 2/4/17		115,000	124,774
	PIK 11.50% 2/4/17		46,567	50,700
	Level 3 Financing 10.00% 2/1/18		45,000	48,938
*	MetroPCS Wireless 7.875% 9/1/18		20,000	21,625
	NII Capital
	7.625% 4/1/21		20,000	21,325
	10.00% 8/15/16		10,000	11,525
#	PAETEC Holding 144A
	9.875% 12/1/18		30,000	32,325
	Qwest 8.375% 5/1/16		20,000	23,850
	Qwest Communications
	International 7.50% 2/15/14		15,000	15,244
*#	Satmex Escrow 144A
	9.50% 5/15/17		20,000	20,600
	Sprint Capital 8.75% 3/15/32		40,000	44,350
#	Telcordia Technologies 144A
	11.00% 5/1/18		70,000	79,449
	Telesat Canada 12.50% 11/1/17		35,000	42,000
#	West 144A 7.875% 1/15/19		45,000	45,956
	Windstream
	7.50% 4/1/23		30,000	31,050
	7.875% 11/1/17		10,000	10,988
				1,020,906
Utilities – 0.66%
	AES 8.00% 6/1/20		20,000	21,750
	Elwood Energy 8.159% 7/5/26		72,838	72,474
*	GenOn Americas Generation
	8.50% 10/1/21		100,000	104,250
*	GenOn Energy 9.50% 10/15/18		30,000	31,725
•	Puget Sound Energy
	6.974% 6/1/67		25,000	25,562
				255,761
Total Corporate Bonds
(cost $7,861,126)				8,333,163

Regional Bonds – 2.56%Δ
Australia – 1.90%
	New South Wales Treasury
	6.00% 5/1/20	AUD	675,000	736,916
				736,916
Canada – 0.66%
	Province of Quebec 4.50% 12/1/20	CAD	235,000	255,948
				255,948
Total Regional Bonds (cost $912,393)				992,864

«Senior Secured Loans – 0.61%
	Brock Holdings III 10.50% 2/15/18	USD	15,000	15,469
	Endo Pharmaceuticals Holdings
	7.25% 4/10/12		30,000	30,000
	Level 3 Financing 14.00% 4/11/12		35,000	35,000
	PQ 6.72% 7/30/15		45,000	44,634
	Silgan Holdings 7.75% 1/20/12		65,000	65,000
	Texas Competitive Electric Holdings
	Tranche B2 3.50% 10/10/14		55,000	46,930
Total Senior Secured Loans
(cost $230,713)				237,033

(continues)       9

Statement of net assets
Delaware Investments® Global Dividend and Income Fund, Inc.

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds – 12.76%Δ
Belgium – 0.89%
Belgium Government Bond
4.25% 9/28/21	EUR	239,800	$347,153
			347,153
Canada – 1.28%
Canadian Government Bond
3.75% 6/1/19	CAD	355,000	389,707
4.00% 6/1/41	CAD	95,000	107,434
			497,141
Germany – 5.84%
Deutschland Republic
2.25% 9/4/20	EUR	1,669,000	2,268,291
			2,268,291
Italy – 0.21%
Italy Buoni Poliennali Del Tesoro
4.25% 3/1/20	EUR	57,000	80,638
			80,638
Mexico – 0.64%
Mexican Bonos 8.50% 12/13/18	MXN	2,566,800	247,690
			247,690
New Zealand – 0.41%
New Zealand Government Bond
6.00% 5/15/21	NZD	180,000	158,314
			158,314
Norway – 1.54%
Norway Government Bond
3.75% 5/25/21	NOK	2,266,000	434,083
4.50% 5/22/19	NOK	807,000	163,738
			597,821
Poland – 0.33%
Poland Government Bond
5.50% 10/25/19	PLN	194,000	68,662
Poland Government International
Bond 5.125% 4/21/21	USD	58,000	60,393
			129,055
Sweden – 1.12%
Sweden Government Bond
5.00% 12/1/20	SEK	2,290,000	434,209
			434,209
United Kingdom – 0.50%
United Kingdom Gilt
4.75% 3/7/20	GBP	106,200	195,366
			195,366
Total Sovereign Bonds
(cost $4,711,347)			4,955,678

	Number of
	Shares
Limited Partnership – 0.10%
Brookfield Infrastructure Partners		1,600	39,600
Total Limited Partnership
(cost $30,407)			39,600

Preferred Stock – 0.68%
* Cogdell Spencer 8.50%		5,100	127,653
• GMAC Capital Trust I 8.125%		5,000	131,350
= Port Townsend		20	0
† W2007 Grace Acquisitions 8.75%		10,000	6,125
Total Preferred Stock
(cost $522,300)			265,128

Warrant – 0.00%
=∏@Port Townsend		20	0
Total Warrant (cost $480)			0

	Principal
	Amount°
≠Short-Term Investments – 4.57%
Discount Notes – 4.57%
Federal Home Loan Bank
0.01% 6/1/11	USD	1,676,001	1,676,000
0.06% 6/7/11		101,153	101,153
Total Short-Term Investments
(cost $1,777,153)			1,777,153

Total Value of Securities Before
Securities Lending Collateral – 125.19%
(cost $43,544,979)			48,640,155

	Number of
	Shares
Securities Lending Collateral** – 13.99%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		46,633	45,486
Delaware Investments
Collateral Fund No.1		5,388,863	5,388,863
@†Mellon GSL
Reinvestment Trust II		74,168	0
Total Securities Lending Collateral
(cost $5,509,664)			5,434,349

Total Value of Securities – 139.18%
(cost $49,054,643)			54,074,504 ©
Obligation to Return Securities
Lending Collateral** – (14.18%)			(5,509,664)
Borrowing Under Line of Credit – (27.60%)			(10,725,000)
Receivables and Other Assets
Net of Other Liabilities – 2.60%			1,011,063
Net Assets Applicable to 4,931,031
Shares Outstanding; Equivalent to
$7.88 Per Share – 100.00%			$38,850,903

Components of Net Assets at May 31, 2011:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund	$42,347,308
Distributions in excess of net investment income	(236,962)
Accumulated net realized loss on investments	(8,219,025)
Net unrealized appreciation of investments
and foreign currencies	4,959,582
Total net assets	$38,850,903

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
JPY — Japanese Yen
GBP — British Pound Sterling
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Security type/sector and country allocations on page 2.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2011, the aggregate amount of fair valued securities was $13,338, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2011.
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2011, the aggregate amount of the restricted securities was $1, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $57,322, which represented 0.15% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2011, the aggregate amount of Rule 144A securities was $4,873, 536 which represented 12.54% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2011.
Δ	Securities have been classified by country of origin.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $5,321,019 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR — American Depositary Receipts
BCLY — Barclays Bank
CITI — Citigroup Global Markets
FDR — Fiduciary Depositary Receipts
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
PIK — Pay-in-kind
REIT — Real Estate Investment Trust

The following foreign currency exchange contracts were outstanding at May 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BCLY	AUD	(131,055)	USD	138,267	6/30/11	$(1,036)
BCLY	JPY	11,320,995	USD	(139,129)	6/30/11	(266)
CITI	NZD	(57,994)	USD	46,789	6/30/11	(941)
CITI	TWD	1,317,162	USD	(45,656)	6/30/11	335
HSBC	EUR	(161,946)	USD	233,000	6/30/11	164
HSBC	NOK	(206,786)	USD	37,429	6/30/11	(883)
JPMC	EUR	(900,916)	USD	1,273,039	6/30/11	(22,240)
MNB	SGD	(808)	USD	654	6/1/11	(1)
MSC	AUD	(43,429)	USD	45,763	6/30/11	(399)
MSC	CHF	297,666	USD	(343,314)	6/30/11	5,669
MSC	EUR	(1,590,337)	USD	2,239,473	6/30/11	(47,012)
MSC	MYR	138,739	USD	(45,523)	6/30/11	456
						$(66,154)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Global Dividend and Income Fund, Inc.
Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$494,186
Interest	603,196
Securities lending income	19,955
Foreign tax withheld	(24,336)	$1,093,001

Expenses:
Management fees	167,829
Reports to shareholders	24,809
Dividend disbursing and transfer agent fees and expenses	20,609
Legal fees	13,095
NYSE fees	11,875
Custodian fees	10,139
Accounting and administration expenses	9,430
Leverage expenses	7,873
Audit and tax	6,815
Dues and services	4,601
Pricing fees	4,522
Insurance fees	1,301
Directors’ fees	974
Taxes	900
Registration fees	331
Consulting fees	307
Directors’ expenses	59
Total operating expenses (before interest expense)		285,469
Interest expense		75,361
Total operating expenses (after interest expense)		360,830
Net Investment Income		732,171

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		1,141,650
Foreign currencies		130,594
Foreign currency exchange contracts		(293,708)
Options written		13,645
Net realized gain		992,181
Net change in unrealized appreciation/depreciation of investments and foreign currencies		4,346,076
Net Realized and Unrealized Gain on Investments and Foreign Currencies		5,338,257

Net Increase in Net Assets Resulting from Operations		$6,070,428

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$732,171	$1,410,475
Net realized gain on investments and foreign currencies	992,181	989,345
Net change in unrealized appreciation/depreciation of investments and foreign currencies	4,346,076	722,375
Net increase in net assets resulting from operations	6,070,428	3,122,195

Dividends and Distributions to Shareholders from:1
Net investment income	(1,701,206)	(2,394,732)
Return of capital	—	(1,007,679)
	(1,701,206)	(3,402,411)

Net Increase (Decrease) in Net Assets	4,369,222	(280,216)

Net Assets:
Beginning of period	34,481,681	34,761,897
End of period (including distributions in excess of net investment income of $236,962
and $145,859, respectively)	$38,850,903	$34,481,681

1See Note 4 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Investments® Global Dividend and Income Fund, Inc.
Six Months Ended May 31, 2011 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations	$6,070,428

Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(15,140)
Purchase of investment securities	(15,227,377)
Purchase of short-term investment securities, net	(868,556)
Proceeds from disposition of investment securities	17,267,025
Net realized gain on investment transactions	(1,192,754)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(4,346,076)
Increase in receivable for investments sold	(266,581)
Increase in interest and dividends receivable	(21,079)
Increase in payable for investments purchased	281,901
Decrease in interest payable	(30)
Decrease in accrued expenses and other liabilities	(32,231)
Total adjustments	(4,420,898)
Net cash provided by operating activities	1,649,530

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(1,701,206)
Net cash used for financing activities	(1,701,206)
Effect of exchange rates on cash	14,906
Net decrease in cash	(36,770)
Cash at beginning of period	491,566
Cash at end of period	$454,796

Interest paid for borrowings during the period	$75,391

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Global Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
	(Unaudited)
Net asset value, beginning of period	$6.990	$7.050	$5.360	$11.590	$13.290	$13.190

Income (loss) from investment operations:
Net investment income2	0.149	0.286	0.248	0.365	0.269	0.273
Net realized and unrealized gain (loss)
on investments and foreign currencies	1.086	0.344	2.155	(5.635)	0.192	2.437
Total from investment operations	1.235	0.630	2.403	(5.270)	0.461	2.710

Less dividends and distributions from:
Net investment income	(0.345)	(0.490)	(0.389)	(0.573)	(0.402)	(0.316)
Net realized gain on investments	—	—	—	—	(0.863)	(2.294)
Return of capital	—	(0.200)	(0.324)	(0.387)	(0.896)	—
Total dividends and distributions	(0.345)	(0.690)	(0.713)	(0.960)	(2.161)	(2.610)

Net asset value, end of period	$7.880	$6.990	$7.050	$5.360	$11.590	$13.290

Market value, end of period	$7.910	$7.030	$6.600	$4.240	$10.550	$13.800

Total return based on:3
Market value	17.83%	17.30%	77.48%	(54.54% )	(8.46% )	24.39%
Net asset value	18.05%	9.18%	49.69%	(47.68% )	4.43%	21.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,851	$34,482	$34,762	$27,808	$63,330	$72,590
Ratio of expenses to average net assets	1.94%	2.04%	2.46%	2.90%	3.13%	3.24%
Ratio of expenses to adjusted average net assets
(before interest expense)4	1.19%	1.21%	1.47%	1.23%	0.98%	1.01%
Ratio of interest expense to adjusted average net assets4	0.31%	0.34%	0.34%	0.79%	1.40%	1.40%
Ratio of net investment income to average net assets	3.93%	4.12%	4.17%	3.90%	2.01%	2.21%
Ratio of net investment income to adjusted average net assets4	3.05%	3.14%	3.08%	2.71%	1.52%	1.65%
Portfolio turnover	33%	53%	89%	60%	46%	76%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$10,725	$10,725	$10,725	$10,725	$23,000	$23,000
Asset coverage per $1,000 of debt outstanding at end of period	$4,622	$4,215	$4,241	$3,593	$3,753	$4,156

1 Ratios have been annualized and portfolio turnover and total return have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.
May 31, 2011 (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007–November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010, this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after November 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2011 in early 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry. There were no commission rebates for the period ended May 31, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended May 31, 2011.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70% of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. For purposes of the calculation of DSC fees, adjusted average daily net assets excludes the line of credit liability. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $1,187 for these services.

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$29,270
Fees and other expenses payable to DSC	206
Other expenses payable to DMC and affiliates*	2,160

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $6,253 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and Directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $15,227,377 and sales of $17,267,025 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $49,494,431. At May 31, 2011, net unrealized appreciation was $4,580,073, of which $6,857,871 related to unrealized appreciation of investments and $2,277,798 related to unrealized depreciation of investments.

(continues)       17

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$15,867,668	$11,671,306	$1	$27,538,975
Corporate Debt	—	12,962,420	108,337	13,070,757
Foreign Debt	—	5,948,542	—	5,948,542
Short-Term Investments	—	1,777,153	—	1,777,153
Securities Lending Collateral	—	5,434,349	—	5,434,349
Other	298,603	6,125	—	304,728
Total	$16,166,271	$37,799,895	$108,338	$54,074,504

Foreign Currency Exchange Contracts	$—	$(66,154)	$—	$(66,164)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Corporate
	Stock	Debt	Other	Total
Balance as of 11/30/10	$1	$82,256	$7,000	$89,257
Purchases	—	170,000	—	170,000
Sales	—	(136,180)	—	(136,180)
Net realized gain	—	180	—	180
Transfer out of Level 3	—	—	(250,000)	(250,000)
Net change in unrealized appreciation/depreciation	—	(7,919)	243,000	235,081
Balance as of 5/31/11	$1	$108,337	$—	$108,338
Net change in unrealized appreciation/depreciation
from investments still held as of 5/31/11	$—	$(7,914)	243,000	$235,086

During the six months ended May 31, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $250,000, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the six months ended May 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/10
Ordinary income	$1,701,206	$2,394,732
Return of capital	—	1,007,679
Total	$1,701,206	$3,402,411

*Tax information for the six months ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$42,347,308
Realized gains 12/1/10–5/31/11	1,101,187
Capital loss carryforwards as of 11/30/10	(8,984,730)
Other temporary differences	(199,600)
Unrealized appreciation of investments
and foreign currencies	4,586,738
Net assets	$38,850,903

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, mark-to-market of forward foreign currency contracts, tax treatment of partnership income, straddles and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011 the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$877,932
Accumulated net realized loss	97,807
Paid-in capital	(975,739)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $4,555,961 expires in 2016 and $4,428,769 expires in 2017.

For the six months ended May 31, 2011, the Fund had capital gains of $1,101,187, which may reduce the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, BNY Mellon Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2011 and year ended November 30, 2010.

On May 19, 2011, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on July 5, 2011, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2011 and expired on July 1, 2011. In connection with the tender offer, the Fund purchased 141,142 shares of capital stock at a total cost of approximately $1,088,205. The tender offer was undersubscribed.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2011 and year ended November 30, 2010.

(continues)       19

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

7. Line of Credit

For the six months ended May 31, 2011, the Fund borrowed money pursuant to a $17,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 28, 2011. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2011, the par value of loans outstanding was $10,725,000 at a variable interest rate of 1.35%. During the six months ended May 31, 2011, the average daily balance of loans outstanding was $10,725,000 at a weighted average interest rate of approximately 1.41%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the six months ended May 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to earn income; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2011 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at November 30, 2010	—	$—
Options written	448	16,061
Options expired	(428)	(13,645)
Options terminated in closing purchase transactions	(20)	(2,416)
Options outstanding at May 31, 2011	—	$—

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan was $5,321,019, for which the Fund received collateral, comprised of securities collateral valued at $28,521 and cash collateral of $5,509,664. At May 31, 2011, the value of invested collateral was $5,434,349. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

(continues)       21

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

10. Credit and Market Risk (continued)

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Proposed Fund Merger

On May 19, 2011, the Fund’s Board of Trustees approved a proposal to merge the Fund into Delaware Enhanced Global Dividend and Income Fund (NYSE:DEX). Under the terms of the proposed reorganization, DEX would acquire substantially all of the Fund’s assets in exchange for newly issued shares of common beneficial interest of DEX. Those shares of DEX would then be distributed pro rata to the Fund’s shareholders, and the Fund would subsequently be liquidated and dissolved. Common shares of the Fund would be exchanged for common shares of DEX based on the relative net asset values of each Fund’s common shares. These transactions, which are expected to be tax-free, are subject to the approval of the Agreement and Plan of Acquisition by each Fund’s shareholders. Each Fund’s Board plans to submit the proposals described above to each Fund’s shareholders at a special meeting, currently expected to take place on September 21, 2011.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Global Dividend and Income Fund, Inc.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Portfolio Manager

Wayne A. Anglace currently serves as a portfolio manager and trader for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Todd A. Bassion, CFA
Vice President, Portfolio Manager

Todd A. Bassion joined Delaware Investments in June 2005 as a senior analyst on the firm’s Global and International Value Equity team. He co-manages the International Value Equity and Global Value funds and takes a lead role in generating and researching new companies for the portfolios. Bassion previously worked at Arborway Capital, where he was a key part of the team that started at ValueQuest/TA and moved to Thomas Weisel Asset Management with its acquisition of ValueQuest/TA in 2002. Bassion, who joined ValueQuest/TA in 2000, served as a research associate there. Bassion earned a bachelor’s degree in economics from Colorado College.

(continues)       23

Other Fund information
(Unaudited)

Delaware Investments® Global Dividend and Income Fund, Inc.

Fund management (continued)

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Edward A. “Ned” Gray, CFA
Senior Vice President, Chief Investment Officer — Global and International Value Equity

Ned Gray joined Delaware Investments in June 2005 in his current position, developing the firm’s Global and International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management, and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

Nikhil G. Lalvani, CFA
Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last served as a portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Change in independent registered public accounting firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Investments® Global Dividend and Income Fund, Inc. (the Fund) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Directors of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Investments® Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

†Audit committee member

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s website at www.delawareinvestments.com; and (iii) on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Website
www.delawareinvestments.com
Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Global Dividend and Income Fund, Inc.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: July 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: July 25, 2011

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: July 25, 2011